Note 38 - Structured Entities - Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Structured Entities [Abstract]
Notional value of liquidity facilities and guarantees provided to consolidated funds	€ 954	€ 1,804
Notional related to positive replacement values of derivatives to unconsolidated structured entities	78,468	135,786
Notional related to negative replacement values of derivatives to unconsolidated structured entities	238,147	505,639
Notional related to off balance sheet commitments to unconsolidated structured entities	16,112	16,396
Total size of structured entities	1,878,324	2,521,000
Of which: From Funds	1,088,040	1,617,000
Total trading assets	11,027	13,964
Of which: [Abstract]
Securitizations	2,408	4,371
Funds structured entities	4,304	5,361
Loans consisting of investments in securitization tranches and financing to Third party funding entities	84,940	90,460
Other assets primarily consisting of prime brokerage receivables and cash margin balances	24,016	22,089
Gross revenues from sponsored entities where the Group did not hold an interest	(134)	145
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for securitization	1,398	345
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for repackaging and investment entities	€ 1,205	€ 2,194